8. MINERAL PROPERTY INTERESTS (Tables)	6 Months Ended
Jun. 30, 2012
Mineral Property Interests Tables
Capitalized mineral property acquisition costs

 Capitalized mineral property acquisition costs are summarized as follows:

	June 30,	December 31,
	2012	2011
USA
Ann Mason	$52,884,485	$50,973,368
Empirical	967,269	532,550
Other	199,343	199,754
Total USA	54,051,097	51,705,672

AUSTRALIA
Blue Rose JV	557,775	558,927
Mystique	413,311	414,164
Total Australia	971,086	973,091

Total all locations	$55,022,183	$52,678,763

Exploration costs expensed are summarized as follows:

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
US	$1,677,194	$4,628,089	$4,546,825	$7,663,795
Mongolia	652,279	1,009,271	1,219,800	1,508,566
Other	72,611	60,784	251,446	173,445

Total all locations	$2,402,084	$5,698,144	$6,018,071	$9,345,806